UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 590 Madison Avenue
         5th Floor
         New York, New York  10022

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $494,079 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 SPONSORED ADR    013904305    15423  2106900 SH       SOLE                  2106900
AMERICAN WOODMARK CORP         COM              030506109    11060   608349 SH       SOLE                   608349
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     8464   562400 SH       SOLE                   562400
ASSET ACCEP CAP CORP           COM              04543P100    18788  1804800 SH       SOLE                  1804800
BLOCKBUSTER INC                CL A             093679108    19103  4898200 SH       SOLE                  4898200
BORDERS GROUP INC              COM              099709107    15631  1467700 SH       SOLE                  1467700
BRUNSWICK CORP                 COM              117043109    20092  1178400 SH       SOLE                  1178400
CPI CORP                       COM              125902106     6144   260900 SH       SOLE                   260900
COINSTAR INC                   COM              19259P300    39824  1414706 SH       SOLE                  1414706
COMCAST CORP NEW               CL A             20030N101    38483  2107504 SH       SOLE                  2107504
COMMERCIAL METALS CO           COM              201723103    12407   421300 SH       SOLE                   421300
DELIA'S INC NEW                COM              246911101     3583  1322300 SH       SOLE                  1322300
ENCORE CAP GROUP INC           COM              292554102     6584   680200 SH       SOLE                   680200
FEDERAL HOME LN MTG CORP       COM              313400301     5329   156400 SH       SOLE                   156400
GEMSTAR-TV GUIDE INTL INC      COM              36866W106     7378  1550000 SH       SOLE                  1550000
GRIFFON CORP                   COM              398433102    11442   919000 SH       SOLE                   919000
HOME DEPOT INC                 COM              437076102    11557   429000 SH       SOLE                   429000
IDT CORP                       CL B             448947309    27332  3234600 SH       SOLE                  3234600
MBIA INC                       COM              55262C100     4210   226000 SH       SOLE                   226000
MACYS INC                      COM              55616P104    18445   713000 SH       SOLE                   713000
MILACRON INC                   COM NEW          598709301     1003   322370 SH       SOLE                   322370
MUELLER WTR PRODS INC          COM SER B        624758207    20991     2105 SH       SOLE                     2105
PHH CORP                       COM NEW          693320202    17460   989800 SH       SOLE                   989800
PIER 1 IMPORTS INC             COM              720279108     9311  1780300 SH       SOLE                  1780300
POLYONE CORP                   COM              73179P106    20096  3054100 SH       SOLE                  3054100
RADIO ONE INC                  CL D NON VTG     75040P405    16737  7062198 SH       SOLE                  7062198
REALNETWORKS INC               COM              75605L104     8139  1336500 SH       SOLE                  1336500
REDENVELOPE INC                COM              75733R601     6059  1308550 SH       SOLE                  1308550
RELIANCE STEEL & ALUMINUM CO   COM              759509102    11457   211380 SH       SOLE                   211380
RITE AID CORP                  COM              767754104     6485  2324500 SH       SOLE                  2324500
TEKELEC                        COM              879101103    21708  1736600 SH       SOLE                  1736600
VALUEVISION MEDIA INC          CL A             92047K107    23176  3684610 SH       SOLE                  3684610
YAHOO INC                      COM              984332106    30178  1297400 SH       SOLE                  1297400